Related parties	9 Months Ended
Sep. 30, 2025
Disclosure of transactions between related parties [abstract]
Disclosure of related party [text block]
11 RELATED PARTIES
The Company's commercial and financial transactions with the controlling shareholder and Companies owned by the controlling shareholder Suzano Holding S.A. ("Suzano Group") were carried out in accordance with the corporate governance practices adopted by the Company, as well as those recommended and/or required by the applicable legislation.
The transactions refers mainly to:
Assets: (i) accounts receivable from the sale of pulp, paper, tissue and other products; (ii) dividends receivable; (iii) reimbursement for expenses; and (iv) social services;
Liabilities: (i) loan agreements;(ii) reimbursement for expenses; (iii) social services; (iv) real estate consulting; and (v) dividends payable.
Amounts in the statements of income: (i) sale of pulp, paper, tissue and other products; (ii) loan charges and exchange variation; (iii) social services and (viii) real estate consulting.
For the nine-month period ended September 30, 2025, there were no material changes in the terms of the agreements, deals and transactions entered into, nor were there any new contracts, agreements or transactions of any different nature entered into between the Company and its related parties.
11.1 Balances recognized in assets and liabilities and amounts of transactions during the period

	Assets		Liabilities		Sales (purchases), net
	09/30/2025	12/31/2024	09/30/2025	12/31/2024	09/30/2025	09/30/2024
Transactions with majority shareholders
Suzano Holding S.A.	7	4		(630,387)	(336)	43
Controller				(336,205)
Management and related persons				(55,627)
Alden Fundo de Investimento em Ações				(52,764)
	7	4		(1,074,983)	(336)	43

Transactions with companies of the Suzano Group and other related parties
Management	119	61			375	417
Bexma Participações Ltda.	3				11	5
Naman Capital Ltda.					5	6
Civelec Participações Ltda.	2,895	3,860
Fundação Arymax	4				8	3
Ibema Companhia Brasileira de Papel (1)	97,477	83,343	(4,472)	(1,413)	146,503	163,480
Instituto Ecofuturo - Futuro para o Desenvolvimento Sustentável	1	21			(3,730)	(4,122)
IPLF Holding S.A.		1			4	5
Mabex Representações e Participações Ltda.			(16)	(23)	(1,022)	(892)
Nemonorte Imóveis e Participações Ltda.			(15)		(134)	(134)
Woodspin Oy		203			625	621
	100,499	87,489	(4,503)	(1,436)	142,645	159,389
	100,506	87,493	(4,503)	(1,076,419)	142,309	159,432

Assets
Trade accounts receivable (Note 7)	97,477	83,545
Other assets	3,029	3,948
Liabilities
Trade accounts payable (Note 17)			(4,503)	(1,457)
Interest on own capital payable				(1,074,962)
	100,506	87,493	(4,503)	(1,076,419)

(1)Refers mainly to the sale of pulp.
11.2 Management compensation
Expenses related to the compensation of key management personnel, which include the Board of Directors, Fiscal Council and Board of Statutory Executive Officers, recognized in the statement of income for the period, are set out below:

	09/30/2025	09/30/2024
Short-term benefits
Salary or compensation	32,767	36,356
Direct and indirect benefits	836	1,533
Bonus	20,149	11,012
	53,752	48,901
Long-term benefits
Share-based compensation plan	78,087	50,599
	78,087	50,599
	131,839	99,500
Short-term benefits include fixed compensation (salaries and fees, vacation pay, mandatory bonus and “13th month’s salary” bonus), payroll charges (Company’s share of contributions to social security – “INSS”) and variable compensation such as profit sharing, bonuses and benefits (company car, health plan, meal voucher, market voucher, life insurance and private pension plan).
Long-term benefits include the stock option plan and phantom shares for executives and key members of Management, in accordance with the specific regulations disclosed in Note 22.1.